UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock Floating Rate Income Strategies Fund, Inc.

============= BlackRock Floating Rate Income Strategies Fund, Inc. =============

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  008914202
Meeting Date: AUG 12, 2014   Meeting Type: Annual
Record Date:  JUL 04, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Paul Gagne               For       For          Management
1.3   Elect Director Peter Gordon             For       For          Management
1.4   Elect Director Paul Houston             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Jim Lake                 For       For          Management
1.7   Elect Director Gordon Lancaster         For       For          Management
1.8   Elect Director Pierre McNeil            For       For          Management
2     Approve Deloitte LLP as Auditors and    For       For          Management
      Authorize Board to Fix Their
      Remuneration

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AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: AUG 12, 2014   Meeting Type: Annual
Record Date:  JUL 04, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Paul Gagne               For       For          Management
1.3   Elect Director Peter Gordon             For       For          Management
1.4   Elect Director Paul Houston             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Jim Lake                 For       For          Management
1.7   Elect Director Gordon Lancaster         For       For          Management
1.8   Elect Director Pierre McNeil            For       For          Management
2     Approve Deloitte LLP as Auditors and    For       For          Management
      Authorize Board to Fix Their
      Remuneration

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AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  008914202
Meeting Date: JAN 27, 2015   Meeting Type: Special
Record Date:  DEC 17, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by Norbord Inc.     For       For          Management

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AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: JAN 27, 2015   Meeting Type: Special
Record Date:  DEC 17, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by Norbord Inc.     For       For          Management

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EATON VANCE FLOATING-RATE INCOME TRUST

Ticker:       EFT            Security ID:  278279104
Meeting Date: MAR 26, 2015   Meeting Type: Annual
Record Date:  JAN 12, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director George J. Gorman         For       For          Management
1b    Elect Director William H. Park          For       For          Management
1c    Elect Director Ronald A. Pearlman       For       For          Management
1d    Elect Director Harriett Tee Taggart     For       For          Management

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EATON VANCE SENIOR INCOME TRUST

Ticker:       EVF            Security ID:  27826S103
Meeting Date: OCT 23, 2014   Meeting Type: Annual
Record Date:  AUG 13, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas E. Faust Jr.      For       For          Management
1b    Elect Director Cynthia E. Frost         For       For          Management
1c    Elect Director Valerie A. Mosley        For       For          Management

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GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R205
Meeting Date: NOV 11, 2014   Meeting Type: Annual
Record Date:  SEP 30, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director Michael Colodner         For       For          Management
3     Elect Director David L. Eaton           For       For          Management
4     Elect Director Kenneth A. Ghazey        For       For          Management
5     Elect Director Philip J. Gund           For       For          Management
6     Elect Director Linda Koffenberger       For       For          Management
7     Elect Director Charles Macaluso         For       For          Management

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HOUGHTON MIFFLIN HARCOURT COMPANY

Ticker:       HMHC           Security ID:  44157R109
Meeting Date: MAY 19, 2015   Meeting Type: Annual
Record Date:  MAR 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Sheru Chowdhry           For       For          Management
1.2   Elect Director L. Gordon Crovitz        For       For          Management
1.3   Elect Director Lawrence K. Fish         For       Withhold     Management
1.4   Elect Director Jill A. Greenthal        For       For          Management
1.5   Elect Director John F. Killian          For       For          Management
1.6   Elect Director John R. McKernan, Jr.    For       For          Management
1.7   Elect Director Jonathan F. Miller       For       Withhold     Management
1.8   Elect Director E. Rogers Novak, Jr.     For       For          Management
1.9   Elect Director Linda K. Zecher          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Distribution Policy             Against   For          Shareholder
6     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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NORBORD INC.

Ticker:       NBD            Security ID:  65548P403
Meeting Date: MAY 12, 2015   Meeting Type: Annual
Record Date:  APR 14, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jack L. Cockwell         For       For          Management
1.2   Elect Director Pierre Dupuis            For       For          Management
1.3   Elect Director Paul E. Gagne            For       For          Management
1.4   Elect Director J. Peter Gordon          For       For          Management
1.5   Elect Director Paul A. Houston          For       For          Management
1.6   Elect Director J. Barrie Shineton       For       For          Management
1.7   Elect Director Denis A. Turcotte        For       For          Management
1.8   Elect Director Peter C. Wijnbergen      For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: JUN 03, 2015   Meeting Type: Annual
Record Date:  APR 13, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Arnaud Chaperon          For       For          Management
1.2   Elect Director Jean-Marc Otero del Val  For       For          Management
1.3   Elect Director Pat Wood, III            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4     Approve Omnibus Stock Plan              For       Against      Management
5     Approve Restricted Stock Grant to       For       For          Management
      Thomas H. Werner

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	August 26, 2015